Concentrations - Schedule of Concentrations of Customers and Suppliers (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Schedule of Concentrations of Customers and Suppliers [Line Items]
Concentration amount		[1]	$ 5,640,845
Concentration percentage		[1]	11.31%
Customer Concentration Risk [Member] | Customer A [Member] | Trade Receivables [Member]
Schedule of Concentrations of Customers and Suppliers [Line Items]
Concentration amount	$ 2,960,676		$ 4,598,274
Concentration percentage	29.14%		41.29%
Customer Concentration Risk [Member] | Customer B [Member] | Trade Receivables [Member]
Schedule of Concentrations of Customers and Suppliers [Line Items]
Concentration amount	$ 2,635,125			[1]
Concentration percentage	25.94%
Customer Concentration Risk [Member] | Customer C [Member] | Trade Receivables [Member]
Schedule of Concentrations of Customers and Suppliers [Line Items]
Concentration amount	$ 1,212,345		$ 1,356,695
Concentration percentage	11.93%		12.18%
Customer Concentration Risk [Member] | Customer D [Member] | Trade Receivables [Member]
Schedule of Concentrations of Customers and Suppliers [Line Items]
Concentration amount		[1]	$ 1,348,975
Concentration percentage		[1]	12.11%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier A [Member]
Schedule of Concentrations of Customers and Suppliers [Line Items]
Concentration amount	$ 10,182,721		$ 7,650,136
Concentration percentage	18.07%		17.29%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier B [Member]
Schedule of Concentrations of Customers and Suppliers [Line Items]
Concentration amount	$ 7,309,393		$ 7,811,310
Concentration percentage	12.97%		17.66%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier C [Member]
Schedule of Concentrations of Customers and Suppliers [Line Items]
Concentration amount	$ 6,195,289			[1]
Concentration percentage	10.99%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier D [Member]
Schedule of Concentrations of Customers and Suppliers [Line Items]
Concentration amount	$ 5,646,083			[1]
Concentration percentage	10.02%
Supplier Concentration Risk [Member] | Trade Payables [Member] | Supplier A [Member]
Schedule of Concentrations of Customers and Suppliers [Line Items]
Concentration amount	$ 1,736,521		$ 863,253
Concentration percentage	40.26%		65.55%
Supplier Concentration Risk [Member] | Trade Payables [Member] | Supplier B [Member]
Schedule of Concentrations of Customers and Suppliers [Line Items]
Concentration amount	$ 850,441			[1]
Concentration percentage	19.72%

[1]	represented the percentage below 10%